Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transactions [Abstract]
Ship Management Fees	$ 14,636	$ 13,849
Supervision Fees	275	275
Commissions	$ 1,085	$ 330